Staff Costs - Schedule of Staff Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Staff Costs [Line Items]
Staff costs	$ 12,551	$ 13,132	$ 7,891
Salaries and bonus [Member]
Schedule of Staff Costs [Line Items]
Staff costs	11,387	11,693	6,436
Pension scheme contributions (defined contribution schemes) and others [Member]
Schedule of Staff Costs [Line Items]
Staff costs	$ 1,164	$ 1,439	$ 1,455